Issuance of common units and Series A Preferred Units	9 Months Ended
Sep. 30, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
16. Issuance of common units and Series A Preferred Units

On January 26, 2018, the Partnership entered into sales agreement with the Agent. Under the terms of the sales agreement, the Partnership may offer and sell up to $120 million in aggregate offering amount of common units and Series A preferred units, from time to time, through the Agent, acting as agent for the Partnership. Sales of such units may be made in negotiated transactions or transactions that are deemed to be “at the market” offerings, including sales made directly on the New York Stock Exchange or through a market marker other than on an exchange.

During the three months ended September 30, 2018, the Partnership sold 81,731 common units at an average gross sales price of $18.34 per unit for net proceeds, after sales commissions, of $1.5 million. During the three months ended September 30, 2018, the Partnership sold 568,200 Series A preferred units at an average gross sales price of $25.67 per unit for net proceeds, after sales commissions, of $14.3 million. The Partnership paid an aggregate of $0.3 million in sales commissions to the Agent in connection with such sales for the three months ended September 30, 2018.

As of September 30, 2018,
the Partnership had sold since the inception of the ATM program
 253,106 common units at an average gross sales price of $18.26 per unit for net proceeds, after sales commissions, of $4.6 million. As of September 30, 2018, the Partnership had sold 1,356,226 Series A preferred units at an average gross sales price of $25.77 per unit for net proceeds, after sales commissions, of $34.3 million. The Partnership has paid an aggregate of $0.7 million in sales commissions to the Agent in connection with such sales as of September 30, 2018. Proceeds in the table below are included for all units issued as of September 30, 2018 while the receipt of the international cash transfer of the proceeds by the Partnership from the Agent will normally occur the one or two days after the issuance date.

	As of September 30, 2018
(in thousands of U.S. dollars)	Common units	Series A Preferred Units	Total
Gross proceeds for units issued	$4,623	34,948	$39,571
Less: Commissions	(60)	(622)	(682)
Net proceeds for units issued	$4,563	34,326	$38,889